FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2011
FAIR VALUE MEASUREMENT
24.	FAIR VALUE MEASUREMENT

Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining fair value measurements for assets and liabilities required to be recorded at fair value, the company considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability, such as inherent risk, transfer restrictions, and risk of non-performance.

An established fair value hierarchy requires the company to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is available and significant to the fair value measurement. The three levels of inputs that may be used to measure fair value are:

Level 1 ─	Quoted prices in active markets for identical assets or liabilities.
Level 2 ─	Observable inputs other than quoted prices in active markets for identical assets and liabilities, such as quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
Level 3 ─	Inputs that are generally unobservable and are supported by little or no market activity and that are significant to the fair value determination of the assets or liabilities.

At December 31, 2011 and 2010, the company did not have any currency or commodity contracts which were designated as hedging instruments. At December 31, 2011, the company had currency contracts that were not designated as hedging instruments with a total fair value of $4.5 million (2010 - $11.0 million). The current portion of $2.0 million (2010 - $7.9 million) were classified as Prepaids and other and the non-current portion of $2.5 million (2010 - $3.1 million) were classified as Other assets.

The following table presents information about the fair value of the company’s derivative and non-derivative financial instruments measured at fair value on a recurring basis at December 31:

	2011	2010	Fair value hierarchy		Balance sheet classification

Assets
Currency contracts	$2.0	$7.9	2	[1]	Prepaids and other
Currency contracts	2.5	3.1	2	[1]	Other assets
Commodity contracts	0.5	0.1	2	[2]	Prepaids and other
	$5.0	$11.1

Liabilities
Commodity contracts	$0.4	$0.1	2	[2]	Accounts payable and accrued liabilities
Commodity contracts	$0.2	$–	2	[2]	Other long-term obligations
	$0.6	$0.1

Fair values of the company’s derivatives are classified under Level 2 as they are measured as follows:

1	The fair value of forward currency contracts is measured using the discounted difference between contractual rates and market future rates. Interest rates, forward market rates, and volatility are used as inputs for such valuation techniques. The company incorporates credit valuation adjustments to appropriately reflect both its own non-performance risk and the counterparty’s non-performance risk in the fair value measurements.
2	The fair value of commodity swap contracts is measured using the discounted difference between contractual rates and market rates. The fair value of natural gas commodity options is measured using techniques derived from the Black-Scholes pricing model. The company incorporates credit valuation adjustments to appropriately reflect both its own non-performance risk and the counterparty’s non-performance risk in the fair value measurements.

The following table presents information about the effects of the company’s derivative instruments previously designated as cash flow hedges until April 1, 2010 when hedge accounting was discontinued (note 2) and the effect of long-term debt designated as a hedge of the company’s net investment in the Snowflake mill on the company’s consolidated financial statements at December 31:

	Gain (loss) recognized in AOCI [1]		(Gain) loss reclassified from AOCI [1]		Classification on statement of earnings (loss) reclassified from AOCI [1]	Gain (loss) recognized in income [2]
	2011	2010	2011	2010		2011	2010
Derivatives designated as cash flow hedges
Currency contracts	$–	$4.2	$(1.0)	$(10.9)	Other expense, net	$–	$(1.8)
Long-term debt designated as hedges of net investment	$(2.0)	$4.8	$(2.0)	$1.5	Foreign exchange gain (loss) on long-term debt	$–	$–

1	The gain (loss) recognized, or (gain) loss reclassified from AOCI relates to the effective portion of the hedge.
2	The gain (loss) recognized in income relates to the ineffective portion of the hedge and the amount excluded from effectiveness testing.

The following table presents information about the effects of the company’s derivative instruments designated as fair value hedges on the company’s consolidated financial statements for the year ended December 31:

	Gain (loss) recognized in income		Classification on statement of earnings (loss)
	2011	2010
Interest rate swaps	$0.8	$0.8	Interest expense, net (1)

(1)	The portion of the gain (loss) that relates to the foreign exchange portion of the contract is included in Foreign exchange gain (loss) on long-term debt and is equal to $nil for December 31, 2011 (2010 – $nil).

The company has no fixed-to-floating interest rate swaps outstanding at December 31, 2011. The gain recognized in income for the years presented represents the effective portion of interest rate swaps previously designated as fair value hedges that were unwound in prior years. The effective portion is being amortized to income over the remaining term to maturity of the related debt.

The following table presents information about the effects of the company’s derivative instruments not designated as hedging instruments on the company’s consolidated financial statements at December 31:

	Gain (loss) recognized in income		Classification on statement of earnings (loss)
	2011	2010
Currency contracts related to revenue hedges	$(2.1)	$(1.2)	Other expense, net
Commodity swap contracts related to pulp and newsprint hedges	(0.6)	(0.2)	Other expense, net
Commodity swap contracts related to natural gas and old newspaper hedges	(0.7)	(0.5)	Other expense, net
	$(3.4)	$(1.9)

Fair value of other financial instruments

The carrying value of the company’s cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities approximate their fair values because of the short-term maturity of these instruments.